Post-employment Benefits - Fair value of plan assets (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Post-employment pension plans.
Beginning of year	$ (771,468)	$ (1,913,680)
Retirement of discontinued operation		(1,111,119)
Return on plan assets	40,646	35,846
Benefits paid	42,141	24,363
End of year	(733,049)	(771,468)
Pensions
Post-employment pension plans.
Beginning of year	(267,345)
Benefits paid	11,158
End of year	(243,131)	(267,345)
Seniority Premiums
Post-employment pension plans.
Beginning of year	(504,123)
End of year	(489,918)	(504,123)
Plan assets
Post-employment pension plans.
Beginning of year	505,765	1,270,685
Retirement of discontinued operation		(695,594)
Return on plan assets	40,646	35,846
Remeasurement on plan assets	(40,429)	(43,325)
Benefits paid	(31,503)	(61,847)
End of year	474,479	505,765
Plan assets | Pensions
Post-employment pension plans.
Beginning of year	459,618
Return on plan assets	36,571
Remeasurement on plan assets	(29,180)
Benefits paid	(30,918)
End of year	436,091	459,618
Plan assets | Seniority Premiums
Post-employment pension plans.
Beginning of year	46,147
Return on plan assets	4,075
Remeasurement on plan assets	(11,249)
Benefits paid	(585)
End of year	$ 38,388	$ 46,147